Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2019
Registrant Name	dei_EntityRegistrantName	MSS Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001368578
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	dvalx
Document Creation Date	dei_DocumentCreationDate	Mar. 27, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 27, 2020
Prospectus Date	rr_ProspectusDate	Mar. 27, 2020
Footprints Discover Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return from capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in Purchase and Sale of Fund Shares on page 4 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.53%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.56%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.97%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 105.39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.39%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

One Year	rr_ExpenseExampleYear01	$ 763
Three Years	rr_ExpenseExampleYear03	1,459
Five Years	rr_ExpenseExampleYear05	2,175
Ten Years	rr_ExpenseExampleYear10	$ 4,060
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in common stock and fixed income securities of domestic issuers using the adviser's "Absolute Value" strategy. This strategy relies upon both fundamental and technical analysis to select securities the adviser believes are undervalued and mispriced by the markets.

The adviser uses qualitative and quantitative elements of fundamental analysis, including the use of internal and external resources, to identify securities currently discounted by the market such as those selling below the replacement cost of assets they represent. To determine if a company, in total, is being undervalued, the adviser's research team derives an estimate of the company's Absolute Value from key components, including management's competency, experience, culture, and ownership as well as earnings potential, free cash flow, current debt load, asset replacement cost and sector fundamentals. Once fundamentally-screened discounted securities are identified, the adviser assesses the risk and rewards of securities of the company at various levels of the capital structure (debt or common stock). After identifying the appropriate investment vehicle within the capital structure, the adviser uses technical analysis, such as a trend-following or a momentum-based price forecast, to identify what it believes is the optimal purchase price.

The Fund invests without restriction as to issuer capitalization, or the credit quality rating and maturity of fixed income securities. With respect to the fixed income portion of the Fund's portfolio, the adviser invests primarily in lower quality rated corporate debt commonly known as "junk bonds." Junk bonds are rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P").

The adviser seeks capital appreciation from common and preferred stocks and fixed income securities as well as income from dividends or interest to generate total return. The Fund's adviser does not have a set asset allocation target between such equity and fixed income securities. The adviser sells a security once a price target is reached, when more attractive investments are available or to optimally re-allocate Fund assets consistent with the adviser's Absolute Value strategy.

The Fund is non-diversified which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

•	Equity Risk: Common stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Preferred stocks are hybrid securities that have characteristics of both fixed income securities and common stocks and are subject to fixed income risks and common stock risk.

•	Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer' credit quality declines and may even become worthless if an issuer defaults. Recently, interest rates have been historically low. Current conditions may result in a decline in the value of the fixed income securities held by the Fund. As a result, for the person, interest rate risk may be heightened.

•	Junk Bond Risk: Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to reorganization proceeding may become worthless and are illiquid.

•	Management Risk: The adviser's reliance on its value strategy and judgments about the attractiveness, value and potential capital appreciation of particular securities may prove to be incorrect and may not produce the desired results.

•	Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.

•	Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. The Fund's performance may be affected disproportionately by the performance of relatively few stocks. In addition, the volatility of the Fund may be greater that the overall volatility of the market.

•	Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

•	Value Investing Risk: Value investing has time and price risks. When a position is purchased at a deeply discounted price, it may take a considerable amount of time for the company to turn around its fundamentals centered on a specific catalyst. Price risk is realized when a position is purchased at a price level that was thought to be at a low but the company experienced, for any given reason, further price decline.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund's shares over time to the performance of a broad-based securities market index. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.footprintfund.com or by calling 1-877-328-5468.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-328-5468
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.footprintfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Annual Return 2018	rr_AnnualReturn2018	(22.73%)
Annual Return 2019	rr_AnnualReturn2019	(12.65%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: September 30, 2019 8.00% Worst Quarter: December 31, 2018 -20.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.34%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table- Average Annual Total Returns (For period ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

* Inception December 26, 2017

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA"). The S&P 500 Index is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange (“NYSE”). The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Footprints Discover Value Fund | Footprints Discover Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	(20.13%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2017
Footprints Discover Value Fund | After Taxes on Distributions | Footprints Discover Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	(22.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2017
Footprints Discover Value Fund | After Taxes on Distributions and Sales | Footprints Discover Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	(15.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2017
Footprints Discover Value Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.49%
Since Inception	rr_AverageAnnualReturnSinceInception	11.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2017

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until March 31, 2021 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.95% of the Fund's daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (three years from the date that the fees have been waived or reimbursed) if such recoupment does not cause the Fund's expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund's expense cap in place at the time such expenses were waived, and (ii) the Fund's current expense cap at the time of recoupment. This agreement may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the Fund's adviser.